Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 750,947	$ 668,310
United States Treasury securities (Note 4)	5,108,307	5,013,272
Royalties receivable	7,912,289	6,041,224
Prepaid expenses	2,110	4,519
TOTAL CURRENT ASSETS	13,773,653	11,727,325
NONCURRENT ASSETS
United States Treasury securities (Note 4)	4,759,072	3,025,924
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,127,058
Accumulated depletion and amortization	(37,201,777)	(36,614,977)
Subtotal	2,277,931	2,512,081
Building and equipment	316,816	313,831
Accumulated depreciation	(212,560)	(196,069)
Subtotal	104,256	117,762
TOTAL PROPERTIES	2,382,187	2,629,843
TOTAL ASSETS	20,914,912	17,383,092
LIABILITIES AND BENEFICIARIES' EQUITY
Accounts payable and accrued expenses	128,856	111,556
Distributions	8,625,000	5,625,000
TOTAL CURRENT LIABILITIES	8,753,856	5,736,556
NONCURRENT LIABILITIES
Deferred compensation	209,600	181,500
Liability for pension benefits (Note 7)	1,642,113	1,349,314
TOTAL NONCURRENT LIABILITIES	1,851,713	1,530,814
TOTAL LIABILITIES	10,605,569	7,267,370
BENEFICIARIES' EQUITY
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	12,752,340	12,204,529
Accumulated other comprehensive loss (Note 7)	(2,442,997)	(2,088,807)
TOTAL BENEFICIARIES' EQUITY	10,309,343	10,115,722
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 20,914,912	$ 17,383,092